Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—85.6%

	Canada—1.7%
89,692	E-L Financial Corp., Ltd.	$57,335,788
1,489,895	National Bank of Canada	82,815,987

		140,151,775

	Chile—1.7%
11,604,531	Antofagasta plc	140,940,493

	China—1.6%
1,028,400	Baidu Inc., Sponsored ADR(a)	129,989,760

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,889,707

	France—13.8%
11,392,920	Bollore SA	49,747,392
865,012	Cie Generale des Etablissements Michelin	105,933,311
6,011,377	CNP Assurances	119,637,786
1,996,733	Safran SA	308,518,973
5,957,840	SCOR SE	250,252,419
2,927,083	Tarkett SA	47,313,295
4,451,890	Total SA	245,864,142

		1,127,267,318

	Germany—4.2%
1,747,030	Henkel AG & Co., KGaA	164,727,199
647,607	Krones AG	49,068,296
42,354	KSB SE & Co., KGaA	14,738,110
377,440	Muenchener Rueckversicherungs AG	111,426,718

		339,960,323

	Hong Kong—1.1%
26,265,000	Emperor Entertainment Hotel, Ltd.	5,191,111
5,639,882	Great Eagle Holdings, Ltd.	19,000,347
15,995,508	Hang Lung Group, Ltd.	39,538,166
434,500	Jardine Strategic Holdings, Ltd.	13,317,425
1,555,000	Kingboard Holdings Ltd.	4,929,349
59,000	Miramar Hotel & Investment	118,881
6,817,000	Tai Cheung Holdings, Ltd.	5,573,076

		87,668,355

	Italy—0.7%
4,763,086	SOL SpA(c)	56,138,834

	Japan—1.5%
2,111,900	Ebara Corp.	64,615,298
57,600	Konishi Co., Ltd.	821,532
1,433,800	NGK Spark Plug Co., Ltd.	28,154,858
164,400	Nippon Kanzai Co., Ltd.	2,986,203
193,700	Shizuoka Gas Co., Ltd.	1,695,042
1,801,700	Zeon Corp.	22,646,627

		120,919,560

Shares		Value*

	Mexico—0.4%
574,610	Coca-Cola FEMSA SA de CV, Sponsored ADR(d)	$34,832,858

	Netherlands—6.7%
3,138,711	Heineken Holding NV	304,404,268
5,452,553	Royal Dutch Shell plc, Class A	160,142,388
1,369,620	Unilever NV	78,760,799

		543,307,455

	Singapore—4.9%
11,470,201	DBS Group Holdings, Ltd.	220,762,877
9,208,541	United Overseas Bank, Ltd.	180,863,100

		401,625,977

	South Korea—1.4%
319,975	Chokwang Paint, Ltd.	1,521,780
144,547	Hankook Technology Group Co., Ltd.	1,799,885
210,000	Hyundai Mobis Co., Ltd.	46,487,094
131,339	Kangnam Jevisco Co., Ltd.	2,311,167
815,800	LG Corp.	52,061,083
132,553	Samchully Co., Ltd.	9,685,441

		113,866,450

	Spain—0.3%
3,326,849	Mediaset España Comunicacion SA	21,136,603

	Sweden—0.5%
2,152,242	Trelleborg AB, Class B	38,752,105

	Switzerland—15.8%
218,165	Coltene Holding AG	20,006,250
3,558,380	Nestle SA, Registered	385,033,362
80	Neue Zuercher Zeitung(a)	446,120
2,712,200	Novartis AG, Registered	257,397,821
68,178	Phoenix Mecano AG(c)	33,689,444
875,310	Roche Holding AG	283,830,578
429,703	Tamedia AG	41,579,151
648,618	Zurich Insurance Group AG	265,984,621

		1,287,967,347

	Thailand—0.9%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	75,698,456

	United Kingdom—19.0%
2,434,770	Babcock International Group plc	20,301,039
18,154,406	BAE Systems plc	135,834,572
15,594,719	CNH Industrial NV	171,374,386
7,801,388	Diageo plc	330,767,855
20,630,011	G4S plc	59,578,497
9,290,881	GlaxoSmithKline plc	218,960,831
12,772,826	HSBC Holdings plc	100,154,144
752,280	Imperial Brands plc	18,626,120
5,273,360	Inchcape plc	49,320,300
17,304,144	Lookers plc	12,608,006
13,297,341	Standard Chartered plc	125,493,810
2,706,685	Unilever plc	155,994,927
16,040,607	Vertu Motors plc	7,989,916

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Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares		Value*

	United Kingdom (continued)
9,667,000	WPP plc	$136,579,704

		1,543,584,107

	United States—9.4%
75,488	Alphabet Inc., Class A(a)	101,107,872
75,695	Alphabet Inc., Class C(a)	101,205,729
14,503	American National Insurance Co.	1,706,713
1,306,916	Bank of New York Mellon Corp./The	65,777,082
433	Berkshire Hathaway Inc., Class A(a)	147,042,470
301	Berkshire Hathaway Inc., Class B(a)	68,177
3,113,533	Cisco Systems, Inc.	149,325,043
583,045	ConocoPhillips	37,915,416
860,002	Johnson & Johnson	125,448,492
291,523	Phillips 66	32,478,577

		762,075,571

TOTAL COMMON STOCKS (Cost $4,090,069,626)		6,967,773,054

PREFERRED STOCKS—0.5%

	Chile—0.3%
10,000,000	Embotelladora Andina SA, Class A	25,000,332

	Croatia—0.2%
166,388	Adris Grupa d.d.	12,424,507

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	1,864,784

TOTAL PREFERRED STOCKS (Cost $34,220,102)		39,289,623

REGISTERED INVESTMENT COMPANY—9.9%
805,725,312	Dreyfus Treasury Securities Cash Management– Institutional Shares 1.44%(e) (Cost $805,725,312)	805,725,312

Face Value			Value*

U.S. TREASURY BILL—3.7%
$ 300,000,000	1.630%(f) due 04/16/2020(d) (Cost $298,595,500)		$298,672,041

INVESTMENTS IN SECURITIES (Cost $5,228,610,540)		99.7%	8,111,460,030
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(0.2)	(13,511,872)
OTHER ASSETS AND LIABILITIES (Net)		0.5	39,612,693

NET ASSETS		100.0%	$8,137,560,851

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)

All or a portion of this position has been segregated to cover certain open forward contracts. At December 31 2019, liquid assets totaling $333,504,899 have been segregated to cover such open forward contracts.

(e)	Rate disclosed is the 7-day yield at December 31, 2019.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

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Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	11.7%
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Banks	9.7
Beverage	8.2
Food	6.6
Energy	5.9
Household & Personal Products	3.0
Materials	2.8
Internet Software & Services	2.5
Media	2.5
Technology Hardware & Equipment	2.2
Automobiles & Components	2.2
Software & Services	1.6
Commercial Services & Supplies	1.0
Retailing	0.9
Diversified Financials	0.8
Real Estate	0.8
Transportation	0.6
Tobacco	0.3
Health Care Equipment & Services	0.2
Utilities	0.1
Consumer Services	0.1

Total Common Stocks	85.6
Preferred Stocks	0.5
Registered Investment Company	9.9
U.S. Treasury Bill	3.7
Unrealized Depreciation on Forward Contracts (Net)	(0.2)
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio Composition

December 31, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	19%
Switzerland	16
France	14
United States	9
Netherlands	7
Singapore	5
Germany	4
Other Countries(a)	12
Money Market Funds and Other Assets and Liabilities (Net) (b)	14

Total	100%

(a) “Other Countries” include Canada, Chile, China, Croatia, Czech Republic, Hong Kong, Italy, Japan, Mexico, South Korea, Spain, Sweden and Thailand

(b) Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/19*	Unrealized Appreciation (Depreciation)

FORWARD EXCHANGE CONTRACTS TO BUY(a)
235,000,000	Chinese Yuan	BNY	3/13/20	$32,926,329	$33,684,629	$758,300
251,000,000	Chinese Yuan	JPM	4/3/20	35,046,514	35,960,737	914,223
75,000,000	European Union Euro	NTC	1/21/20	83,656,725	84,298,261	641,536
80,000,000	European Union Euro	BNY	3/6/20	89,484,000	90,170,998	686,998
60,000,000	Great Britain Pound Sterling	SSB	1/15/20	73,848,720	79,519,599	5,670,879
30,000,000	Great Britain Pound Sterling	BNY	3/6/20	38,139,415	39,814,831	1,675,416
8,000,000	Great Britain Pound Sterling	NTC	5/7/20	10,451,584	10,634,444	182,860
1,250,000,000	Japanese Yen	BNY	3/25/20	11,911,001	11,557,973	(353,028)
50,000,000	Singapore Dollar	SSB	1/3/20	37,080,985	37,185,227	104,242
120,000,000,000	South Korean Won	JPM	2/24/20	101,146,724	103,900,912	2,754,188
12,500,000,000	South Korean Won	SSB	3/6/20	10,479,544	10,826,200	346,656

TOTAL				$524,171,541	$537,553,811	$13,382,270

FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	9/1/20	$(42,134,884)	$(43,193,533)	$(1,058,649)
21,000,000	Canadian Dollar	NTC	9/8/20	(15,786,091)	(16,197,380)	(411,289)
34,000,000	Canadian Dollar	NTC	10/5/20	(25,693,245)	(26,223,113)	(529,868)
60,000,000	Canadian Dollar	SSB	12/23/20	(45,701,159)	(46,269,799)	(568,640)
7,000,000,000	Chilean Peso	SSB	3/16/20	(10,418,217)	(9,316,644)	1,101,573
11,500,000,000	Chilean Peso	JPM	12/21/20	(15,125,609)	(15,353,549)	(227,940)
235,000,000	Chinese Yuan	BNY	3/13/20	(34,896,498)	(33,684,629)	1,211,869
330,000,000	Chinese Yuan	JPM	4/3/20	(48,768,953)	(47,279,057)	1,489,896
300,000,000	Chinese Yuan	JPM	5/20/20	(43,183,797)	(42,934,259)	249,538
200,000,000	Chinese Yuan	SSB	5/22/20	(28,799,355)	(28,621,516)	177,839
275,000,000	Chinese Yuan	SSB	11/27/20	(38,656,171)	(39,163,474)	(507,303)
75,000,000	European Union Euro	NTC	1/21/20	(88,230,000)	(84,298,261)	3,931,739
80,000,000	European Union Euro	BNY	3/6/20	(93,850,400)	(90,170,998)	3,679,402
100,000,000	European Union Euro	JPM	3/20/20	(116,505,000)	(112,813,667)	3,691,333
125,000,000	European Union Euro	NTC	3/23/20	(146,010,000)	(141,043,878)	4,966,122
125,000,000	European Union Euro	SSB	4/3/20	(144,565,000)	(141,141,325)	3,423,675
100,000,000	European Union Euro	BNY	5/7/20	(115,543,000)	(113,148,868)	2,394,132
100,000,000	European Union Euro	NTC	5/12/20	(115,362,500)	(113,183,629)	2,178,871
75,000,000	European Union Euro	BNY	5/14/20	(86,483,250)	(84,898,155)	1,585,095
46,000,000	European Union Euro	BNY	10/13/20	(51,722,400)	(52,558,096)	(835,696)
80,000,000	European Union Euro	SSB	11/9/20	(91,416,001)	(91,557,047)	(141,046)
210,000,000	European Union Euro	SSB	11/19/20	(236,600,700)	(240,485,033)	(3,884,333)
100,000,000	European Union Euro	NTC	11/25/20	(113,100,000)	(114,558,948)	(1,458,948)
65,000,000	European Union Euro	SSB	11/25/20	(73,506,940)	(74,463,316)	(956,376)
30,000,000	European Union Euro	SSB	11/30/20	(33,810,780)	(34,378,258)	(567,478)
60,000,000	Great Britain Pound Sterling	SSB	1/15/20	(77,794,500)	(79,519,599)	(1,725,099)
30,000,000	Great Britain Pound Sterling	BNY	3/6/20	(40,449,000)	(39,814,831)	634,169
75,000,000	Great Britain Pound Sterling	NTC	5/7/20	(99,390,000)	(99,697,912)	(307,912)
85,000,000	Great Britain Pound Sterling	BNY	5/12/20	(113,585,500)	(113,005,328)	580,172
25,000,000	Great Britain Pound Sterling	BNY	6/2/20	(32,313,750)	(33,254,614)	(940,864)
75,000,000	Great Britain Pound Sterling	SSB	6/10/20	(96,470,250)	(99,784,145)	(3,313,895)
110,000,000	Great Britain Pound Sterling	JPM	7/2/20	(141,333,500)	(146,432,099)	(5,098,599)
75,000,000	Great Britain Pound Sterling	NTC	7/17/20	(95,415,750)	(99,878,546)	(4,462,796)
85,000,000	Great Britain Pound Sterling	NTC	7/30/20	(107,372,850)	(113,233,507)	(5,860,657)
75,000,000	Great Britain Pound Sterling	NTC	9/3/20	(92,808,825)	(100,001,877)	(7,193,052)
68,000,000	Great Britain Pound Sterling	JPM	9/17/20	(84,885,080)	(90,701,035)	(5,815,955)
2,500,000,000	Japanese Yen	BNY	3/25/20	(23,310,023)	(23,115,947)	194,076
1,900,000,000	Japanese Yen	SSB	6/8/20	(17,690,052)	(17,641,555)	48,497
450,000,000	Japanese Yen	JPM	8/14/20	(4,261,969)	(4,194,104)	67,865
2,000,000,000	Japanese Yen	JPM	9/4/20	(18,775,834)	(18,662,784)	113,050
2,550,000,000	Japanese Yen	BNY	9/23/20	(23,922,547)	(23,820,860)	101,687
2,220,000,000	Japanese Yen	BNY	6/4/21	(20,951,302)	(21,032,159)	(80,857)
240,000,000	Mexican Peso	BNY	3/23/20	(11,867,329)	(12,553,841)	(686,512)
50,000,000	Singapore Dollar	SSB	1/3/20	(36,797,174)	(37,185,227)	(388,053)
33,000,000	Singapore Dollar	SSB	3/6/20	(24,570,025)	(24,556,430)	13,595
60,000,000	Singapore Dollar	NTC	3/13/20	(44,459,264)	(44,652,181)	(192,917)
55,000,000	Singapore Dollar	JPM	5/8/20	(40,668,441)	(40,959,357)	(290,916)
80,000,000	Singapore Dollar	JPM	5/12/20	(59,162,846)	(59,580,075)	(417,229)
35,000,000	Singapore Dollar	SSB	6/10/20	(25,684,303)	(26,075,256)	(390,953)
80,000,000	Singapore Dollar	JPM	6/22/20	(58,814,880)	(59,609,077)	(794,197)
54,000,000	Singapore Dollar	NTC	8/3/20	(39,527,138)	(40,253,030)	(725,892)
22,000,000	Singapore Dollar	SSB	10/5/20	(15,982,995)	(16,409,267)	(426,272)
50,000,000	Singapore Dollar	JPM	12/18/20	(37,017,843)	(37,320,208)	(302,365)
50,000,000	Singapore Dollar	SSB	1/4/21	(37,218,997)	(37,326,056)	(107,059)
120,000,000,000	South Korean Won	JPM	2/24/20	(107,802,183)	(103,900,912)	3,901,271
76,000,000,000	South Korean Won	SSB	3/6/20	(68,803,187)	(65,823,294)	2,979,893
20,000,000,000	South Korean Won	SSB	5/12/20	(17,379,214)	(17,353,116)	26,098
85,000,000	Swedish Krona	SSB	8/14/20	(9,087,408)	(9,176,124)	(88,716)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/19*	Unrealized Appreciation (Depreciation)
115,000,000	Swedish Krona	BNY	9/8/20	$(11,945,322)	$(12,428,591)	$(483,269)
57,000,000	Swiss Franc	NTC	3/6/20	(59,094,915)	(59,136,368)	(41,453)
115,000,000	Swiss Franc	NTC	3/23/20	(118,826,204)	(119,456,338)	(630,134)
55,000,000	Swiss Franc	NTC	4/3/20	(57,085,327)	(57,176,130)	(90,803)
60,000,000	Swiss Franc	BNY	9/1/20	(63,337,908)	(63,029,359)	308,549
80,000,000	Swiss Franc	BNY	11/19/20	(83,022,001)	(84,499,148)	(1,477,147)
100,000,000	Swiss Franc	BNY	11/25/20	(103,337,811)	(105,667,863)	(2,330,052)
80,000,000	Swiss Franc	JPM	11/25/20	(82,627,556)	(84,534,291)	(1,906,735)
130,000,000	Swiss Franc	SSB	11/30/20	(133,728,346)	(137,415,848)	(3,687,502)
110,000,000	Swiss Franc	JPM	12/23/20	(115,389,255)	(116,460,682)	(1,071,427)
780,000,000	Thai Baht	JPM	5/28/20	(24,501,335)	(26,126,944)	(1,625,609)
900,000,000	Thai Baht	BNY	6/22/20	(28,976,175)	(30,162,155)	(1,185,980)
500,000,000	Thai Baht	JPM	6/26/20	(16,270,745)	(16,758,147)	(487,402)
200,000,000	Thai Baht	BNY	9/8/20	(6,543,432)	(6,711,734)	(168,302)

TOTAL				$(4,486,130,241)	$(4,513,024,383)	$(26,894,142)

Unrealized Depreciation on Forward Contracts (Net)						$(13,511,872)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—86.9%

	Canada—0.4%
3,500	E-L Financial Corp., Ltd.	$2,237,382

	China—3.2%
75,340	Baidu Inc., Sponsored ADR(a)	9,522,976
116,390	Sina Corp.(a)	4,647,453
98,500	Wuliangye Yibin Co., Ltd., Class A	1,880,492

		16,050,921

	France—14.1%
1,083,445	Bollore SA	4,730,882
41,375	Cie Generale des Etablissements Michelin	5,066,971
242,425	CNP Assurances	4,824,717
128,602	Safran SA	19,870,537
382,960	SCOR SE	16,085,807
448,800	Tarkett SA	7,254,392
250,808	Total SA	13,851,352

		71,684,658

	Germany—5.1%
73,705	BASF SE	5,572,117
50,800	Henkel AG & Co., KGaA	4,789,924
89,671	Krones AG	6,794,249
13,543	Muenchener Rueckversicherungs AG	3,998,124
36,984	Siemens AG	4,838,097

		25,992,511

	Hong Kong—1.4%
4,870,000	Emperor Entertainment Hotel, Ltd.	962,525
316,349	Great Eagle Holdings, Ltd.	1,065,756
734,000	Hang Lung Group, Ltd.	1,814,323
20,587	Jardine Strategic Holdings, Ltd.	630,992
485,000	Kingboard Holdings Ltd.	1,537,450
109,796	Miramar Hotel & Investment	221,232
1,210,000	Tai Cheung Holdings, Ltd.	989,207

		7,221,485

	Italy—0.2%
66,455	SOL SpA	783,254

	Japan—1.9%
110,200	Ebara Corp.	3,371,659
88,700	Konishi Co., Ltd.	1,265,102
83,600	NGK Spark Plug Co., Ltd.	1,641,614
67,300	Shizuoka Gas Co., Ltd.	588,933
227,400	Zeon Corp.	2,858,324

		9,725,632

	Mexico—1.1%
88,130	Coca-Cola FEMSA SA de CV, Sponsored ADR	5,342,441

	Netherlands—6.0%
58,500	Heineken Holding NV	5,673,555
37,400	Heineken NV	3,984,878
361,505	Royal Dutch Shell plc, Class A	10,617,462

Shares		Value*

	Netherlands (continued)
179,337	Unilever NV	$10,312,879

		30,588,774

	Singapore—5.4%
691,713	DBS Group Holdings, Ltd.	13,313,154
703,970	United Overseas Bank, Ltd.	13,826,533

		27,139,687

	South Korea—3.6%
158,873	Chokwang Paint, Ltd.	755,590
132,823	Hankook Technology Group Co., Ltd.	1,653,899
17,345	Hyundai Mobis Co., Ltd.	3,839,613
56,125	Hyundai Motor Co.	5,848,124
37,361	Kangnam Jevisco Co., Ltd.	657,440
70,860	LG Corp.	4,522,001
13,800	Samchully Co., Ltd.	1,008,345

		18,285,012

	Sweden—1.3%
368,808	Trelleborg AB, Class B	6,640,557

	Switzerland—14.2%
28,740	Alcon Inc.(a)	1,626,428
17,047	Coltene Holding AG	1,563,250
156,100	Nestle SA, Registered	16,890,750
143,704	Novartis AG, Registered	13,638,042
5,015	Phoenix Mecano AG	2,478,110
56,300	Roche Holding AG	18,256,002
24,292	Tamedia AG	2,350,555
36,764	Zurich Insurance Group AG	15,076,144

		71,879,281

	Thailand—1.3%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	6,517,247

	United Kingdom—20.7%
365,665	Babcock International Group plc	3,048,904
1,165,123	BAE Systems plc	8,717,662
1,349,900	CNH Industrial NV	14,834,399
352,603	Diageo plc	14,949,870
2,477,190	G4S plc	7,154,008
483,725	GlaxoSmithKline plc	11,400,084
1,090,626	HSBC Holdings plc	8,551,805
73,462	Imperial Brands plc	1,818,887
934,650	Inchcape plc	8,741,527
744,541	Lookers plc	542,481
1,292,153	Standard Chartered plc	12,194,709
2,698,887	Vertu Motors plc	1,344,331
835,525	WPP plc	11,804,671

		105,103,338

	United States—7.0%
7,345	AutoZone Inc.(a)	8,750,172
212,500	Cisco Systems, Inc.	10,191,500
29,399	ConocoPhillips	1,911,817
70,900	Halliburton Co.	1,734,923
78,600	Johnson & Johnson	11,465,381

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares			Value*

	United States (continued)
14,700	Phillips 66		$1,637,727

			35,691,520

TOTAL COMMON STOCKS (Cost $363,604,018)			440,883,700

PREFERRED STOCKS—0.5%

	Chile—0.5%
940,000	Embotelladora Andina SA, Class A		2,350,031

	Germany—0.0%
648	KSB AG		225,487

TOTAL PREFERRED STOCKS (Cost $3,051,153)			2,575,518

REGISTERED INVESTMENT COMPANY—12.2%
62,238,487	Dreyfus Government Securities Cash Management - Institutional Shares 1.45%(b) (Cost $62,238,487)		62,238,487

INVESTMENTS IN SECURITIES (Cost $428,893,658)		99.6%	505,697,705
OTHER ASSETS AND LIABILITIES (Net)		0.4	1,839,980

NET ASSETS		100.0%	$507,537,685

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2019.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Sector Diversification

December 31, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	15.3%
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Banks	10.7
Insurance	8.3
Beverage	6.3
Energy	5.9
Retailing	3.8
Food	3.3
Automobiles & Components	3.2
Household & Personal Products	3.1
Software & Services	2.8
Media	2.8
Materials	2.6
Technology Hardware & Equipment	2.5
Commercial Services & Supplies	2.0
Transportation	0.9
Real Estate	0.8
Health Care Equipment & Services	0.6
Tobacco	0.4
Diversified Financials	0.3
Utilities	0.3
Consumer Services	0.2

Total Common Stocks	86.9
Preferred Stocks	0.5
Registered Investment Company	12.2
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio Composition

December 31, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	21%
Switzerland	14
France	14
United States	7
Netherlands	6
Singapore	5
Germany	5
Other Countries(a)	15
Money Market Funds and Other Assets and Liabilities (Net)	13

Total	100%

(a)	“Other Countries” include Canada, Chile, China, Hong Kong, Italy, Japan, Mexico, South Korea, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—90.7%

	Chile—1.8%
650,992	Antofagasta plc	$7,906,492

	China—1.9%
41,075	Baidu Inc., Sponsored ADR(a)	5,191,880
79,439	Sina Corp.(a)	3,171,999

		8,363,879

	France—6.2%
1,169,955	Bollore SA	5,108,630
360,300	CNP Assurances	7,170,652
149,815	Tarkett SA	2,421,606
236,380	Total SA	13,054,538

		27,755,426

	Germany—3.9%
84,400	Henkel AG & Co., KGaA	7,958,063
38,978	Krones AG	2,953,310
22,070	Muenchener Rueckversicherungs AG	6,515,440

		17,426,813

	Hong Kong—0.5%
906,000	Hang Lung Group, Ltd.	2,239,477

	Japan—0.7%
228,400	Zeon Corp.	2,870,894

	Netherlands—9.7%
230,702	Heineken Holding NV	22,374,368
352,399	Royal Dutch Shell plc, Class A	10,350,017
183,946	Unilever NV, ADR	10,569,537

		43,293,922

	Singapore—2.4%
550,917	United Overseas Bank, Ltd.	10,820,450

	South Korea—0.9%
83,000	Chokwang Paint, Ltd.	394,743
56,800	LG Corp.	3,624,748

		4,019,491

	Sweden—1.3%
324,795	Trelleborg AB, Class B	5,848,083

	Switzerland—13.8%
28,731	Alcon Inc.(a)	1,625,919
156,851	Nestle SA, Registered, Sponsored ADR	16,980,689
143,657	Novartis AG, Registered	13,633,581
55,730	Roche Holding AG	18,071,173
27,192	Zurich Insurance Group AG	11,150,868

		61,462,230

	United Kingdom—13.2%
1,072,680	BAE Systems plc	8,025,987
929,315	CNH Industrial NV	10,212,482
105,186	Diageo plc, Sponsored ADR	17,715,426

Shares		Value*

	United Kingdom (continued)
343,309	GlaxoSmithKline plc	$8,090,861
282,425	Inchcape plc	2,641,444
701,165	Standard Chartered plc	6,617,253
91,190	Unilever plc, Sponsored ADR	5,213,332

		58,516,785

	United States—34.4%
46,230	3M Co.	8,155,897
6,150	Alphabet Inc., Class A(a)	8,237,249
6,166	Alphabet Inc., Class C(a)	8,244,065
9,840	AutoZone Inc.(a)	11,722,490
283,089	Bank of New York Mellon Corp./The	14,247,869
80	Berkshire Hathaway Inc., Class A(a)	27,167,200
168,094	Cisco Systems, Inc.	8,061,788
140,841	Comcast Corp., Class A	6,333,620
126,121	ConocoPhillips	8,201,649
125,210	Fox Corp., Class B	4,557,644
7,420	Goldman Sachs Group Inc./The	1,706,081
100,063	Johnson & Johnson	14,596,190
488,706	MRC Global, Inc.(a)	6,665,950
36,818	National Western Life Insurance Co., Class A	10,709,620
263,163	Wells Fargo & Co.	14,158,169

		152,765,481

TOTAL COMMON STOCKS (Cost $198,703,038)		403,289,423

REGISTERED INVESTMENT COMPANY—5.8%

	United States—5.8%
25,625,988	Dreyfus Government Securities Cash Management - Institutional Shares 1.45%(b) (Cost $25,625,988)	25,625,988

Face Value

U.S. TREASURY BILL—3.1%

	United States—3.1%
$ 14,000,000	1.557%(c), due 06/04/2020(d) (Cost $13,908,378)	13,907,981

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

		Value*

INVESTMENTS IN SECURITIES (Cost $238,237,404)	99.6%	$442,823,392
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.0 (e)	161,669
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,786,665

NET ASSETS	100.0%	$444,771,726

*	See Note 1 to Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2019.
(c)	Rate represents annualized yield at date of purchase.
(d)	This security has been segregated to cover certain open forward contracts. At December 31, 2019, liquid assets totaling $13,907,981 have been segregated to cover such open forward contracts.
(e)	Amount represents less than 0.1% of net assets.

Abbreviations:
ADR	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	14.1%
Pharmaceuticals, Biotechnology & Life Sciences	12.2
Capital Goods	10.8
Beverage	9.0
Food	7.4
Energy	7.1
Banks	7.1
Software & Services	5.6
Diversified Financials	3.6
Retailing	3.2
Materials	2.5
Media	2.5
Technology Hardware & Equipment	1.8
Household & Personal Products	1.8
Transportation	1.1
Real Estate	0.5
Health Care Equipment & Services	0.4

Total Common Stocks	90.7
Registered Investment Company	5.8
U.S. Treasury Bill	3.1
Unrealized Appreciation on Forward Contracts (Net)	0.0(a)
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

(a)	Amount represents less than 0.1% of net assets

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition

December 31, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	34%
Switzerland	14
United Kingdom	13
Netherlands	10
France	6
Germany	4
Singapore	2
Other Countries(a)	8
Money Market Funds and Other Assets and Liabilities (Net) (b)	9

Total	100%

(a)	“Other Countries” include Chile, China, Hong Kong, Japan, South Korea and Sweden
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

December 31, 2019 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)

17,500,000	Chinese Yuan	BNY	3/13/20	$2,451,289	$2,508,430	$57,141
3,000,000	European Union Euro	NTC	3/23/20	3,359,250	3,385,053	25,803
997,542	Great Britain Pound Sterling	SSB	3/10/20	1,291,470	1,324,042	32,572
9,000,000	Singapore Dollar	SSB	1/3/20	6,674,577	6,693,341	18,764
1,600,000,000	South Korean Won	JPM	2/24/20	1,379,358	1,385,346	5,988

TOTAL				$15,155,944	$15,296,212	$140,268

FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Chinese Yuan	BNY	3/13/20	$(5,197,351)	$(5,016,860)	$180,491
23,000,000	Chinese Yuan	JPM	4/3/20	(3,399,048)	(3,295,207)	103,841
14,150,000	Chinese Yuan	SSB	5/22/20	(2,037,554)	(2,024,972)	12,582
26,500,000	European Union Euro	NTC	3/23/20	(30,954,120)	(29,901,302)	1,052,818
16,000,000	European Union Euro	BNY	5/7/20	(18,486,880)	(18,103,819)	383,061
4,500,000	European Union Euro	JPM	7/17/20	(5,205,325)	(5,113,943)	91,382
3,500,000	European Union Euro	NTC	10/13/20	(3,930,150)	(3,998,986)	(68,836)
4,097,542	Great Britain Pound Sterling	SSB	3/10/20	(5,500,000)	(5,438,685)	61,315
14,500,000	Great Britain Pound Sterling	JPM	7/2/20	(18,630,325)	(19,302,413)	(672,088)
4,500,000	Great Britain Pound Sterling	NTC	7/17/20	(5,724,945)	(5,992,713)	(267,768)
3,000,000	Great Britain Pound Sterling	BNY	9/1/20	(3,717,000)	(3,999,869)	(282,869)
160,000,000	Japanese Yen	SSB	6/26/20	(1,508,011)	(1,487,093)	20,918
122,000,000	Japanese Yen	JPM	8/14/20	(1,155,467)	(1,137,068)	18,399
9,000,000	Singapore Dollar	SSB	1/3/20	(6,623,491)	(6,693,341)	(69,850)
4,300,000	Singapore Dollar	SSB	9/1/20	(3,105,927)	(3,206,223)	(100,296)
9,000,000	Singapore Dollar	SSB	1/4/21	(6,699,419)	(6,718,690)	(19,271)
6,000,000,000	South Korean Won	JPM	2/24/20	(5,390,109)	(5,195,046)	195,063
34,500,000	Swedish Krona	NTC	8/3/20	(3,694,344)	(3,722,604)	(28,260)
3,800,000	Swiss Franc	NTC	8/3/20	(3,958,375)	(3,983,898)	(25,523)
1,500,000	Swiss Franc	BNY	9/1/20	(1,583,448)	(1,575,734)	7,714
6,800,000	Swiss Franc	NTC	10/13/20	(7,014,648)	(7,164,062)	(149,414)
4,200,000	Swiss Franc	BNY	11/19/20	(4,358,655)	(4,436,205)	(77,550)
8,000,000	Swiss Franc	JPM	11/30/20	(8,228,785)	(8,456,360)	(227,575)
12,000,000	Swiss Franc	JPM	12/23/20	(12,587,919)	(12,704,802)	(116,883)

TOTAL				$(168,691,296)	$(168,669,895)	$21,401

Unrealized Appreciation on Forward Contracts (Net)						$161,669

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2019 (Unaudited)

Shares		Value*

COMMON STOCKS—93.9%

	France—16.5%
33,187	Cie Generale des Etablissements Michelin	$4,064,231
169,500	CNP Assurances	3,373,371
21,625	Safran SA	3,341,320
175,605	SCOR SE	7,376,092
84,294	Tarkett SA	1,362,526
92,253	Total SA	5,094,848

		24,612,388

	Germany—8.6%
27,960	BASF SE	2,113,783
11,335	Muenchener Rueckversicherungs AG	3,346,285
56,600	Siemens AG	7,404,182

		12,864,250

	Hong Kong—0.7%
407,000	Hang Lung Group, Ltd.	1,006,035

	Netherlands—2.4%
121,049	Royal Dutch Shell plc, Class A	3,555,229

	Singapore—7.6%
263,700	DBS Group Holdings, Ltd.	5,075,340
318,400	United Overseas Bank, Ltd.	6,253,630

		11,328,970

	Sweden—1.3%
109,875	Trelleborg AB, Class B	1,978,350

	Switzerland—19.4%
81,400	Nestle SA, Registered	8,807,861
58,890	Novartis AG, Registered	5,588,879
25,770	Roche Holding AG	8,356,255
14,837	Zurich Insurance Group AG	6,084,342

		28,837,337

	Thailand—1.4%
386,200	Bangkok Bank Public Co., Ltd., NVDR	2,062,914

	United Kingdom—16.5%
275,675	Babcock International Group plc	2,298,570
582,870	BAE Systems plc	4,361,140
168,745	Diageo plc	7,154,550
235,600	GlaxoSmithKline plc	5,552,452
395,800	HSBC Holdings plc	3,103,543
228,905	Inchcape plc	2,140,886

		24,611,141

	United States—19.5%
64,395	Carnival Corp.	3,273,198
57,671	Cisco Systems, Inc.	2,765,901
51,990	Johnson & Johnson	7,583,781
141,090	Verizon Communications, Inc.	8,662,926

Shares			Value*

	United States (continued)
125,000	Wells Fargo & Co.		$6,725,000

			29,010,806

TOTAL COMMON STOCKS (Cost $88,140,973)			139,867,420

REGISTERED INVESTMENT COMPANY—5.4%
8,009,088	Dreyfus Government Securities Cash Management - Institutional Shares 1.45%(a) (Cost $8,009,088)		8,009,088

INVESTMENTS IN SECURITIES (Cost $96,150,061)		99.3%	147,876,508
OTHER ASSETS AND LIABILITIES (Net)		0.7	1,007,902

NET ASSETS		100.0%	$148,884,410

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Rate disclosed is the 7-day yield at December 31, 2019.

Abbreviations:

NVDR — Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2019 (Unaudited)

Percentage of
Sector Diversification	Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	18.2%
Banks	15.6
Insurance	13.6
Capital Goods	12.4
Food	5.9
Telecommunication Services	5.8
Energy	5.8
Beverage	4.8
Automobiles & Components	2.7
Consumer Services	2.2
Technology Hardware & Equipment	1.9
Commercial Services & Supplies	1.5
Retailing	1.4
Materials	1.4
Real Estate	0.7

Total Common Stocks	93.9
Registered Investment Company	5.4
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition

December 31, 2019 (Unaudited)

Percentage of
Portfolio Composition	Net Assets

United States	19%
Switzerland	19
France	17
United Kingdom	17
Germany	9
Singapore	8
Netherlands	2
Other Countries(a)	3
Money Market Funds and Other Assets and Liabilities (Net)	6

Total	100%

(a)	“Other Countries” include Hong Kong, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

 Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values.

This means that a Fund’s net asset may be based, at least in part, on prices other than those determined as of the close of the principal market in which such asset trade. The Funds’ use of fair value pricing may cause the net asset value cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2019. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Global Value Fund	Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$6,967,773,054	$6,967,773,054	$—	$—
Preferred Stocks	39,289,623	39,289,623	—	—
Registered Investment Company	805,725,312	805,725,312	—	—
U.S. Treasury Bill	298,672,041	—	298,672,041	—
Total Investments in Securities	8,111,460,030	7,812,787,989	298,672,041	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	52,785,304	—	52,785,304	—
Liability
Unrealized depreciation of forward exchange contracts	(66,297,176)	—	(66,297,176)	—
Total	$8,097,948,158	$7,812,787,989	$285,160,169	$—

Global Value Fund II – Currency Unhedged	Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$505,697,705	$505,697,705	$—	$—

Value Fund	Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$403,289,423	$403,289,423	$—	$—
Registered Investment Company	25,625,988	25,625,988	—	—
U.S. Treasury Bill	13,907,981	—	13,907,981	—
Total Investments in Securities	442,823,392	428,915,411	13,907,981	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,267,852	—	2,267,852	—
Liability
Unrealized depreciation of forward exchange contracts	(2,106,183)	—	(2,106,183)	—
Total	$442,985,061	$428,915,411	$14,069,650	$—

Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$147,876,508	$147,876,508	$—	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to daily threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2019:

Shares Held at 3/31/19	Name of Issuer†	Value at 3/31/19	Purchase Cost	Sales Proceeds	Value at 12/31/19	Shares Held at 12/31/19	Change in Net Unrealized Appreciation/ (Depreciation) 4/1/19 to 12/31/19
68,178	Phoenix Mecano AG	$33,168,231	$—	$—	$33,689,444	68,178	$521,213
4,763,086	SOL SpA	60,542,038	—	—	56,138,834	4,763,086	(4,403,204)
		$93,710,269	$—	$—	$89,828,278		$(3,881,991)

† Issuer countries: Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.